LEASES AND RELATED PARTY LEASES (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Total rental expense	$ 10.4	$ 10.9	$ 9.3
Related Party
Operating Leased Assets [Line Items]
Total rental expense	0.3	0.3	0.3
Term of lease	March 31, 2022
Option to renew lease	March 31, 2032
Payment per year to related party lessor	0.1
Percent of manufacturing facility owned by corporation whose shareholders are trusts whose beneficiaries include family members of company's former chairman	50.00%
Annual rate of lease agreement	$ 0.3
Five-Year Option Lease From November 1, 2032 Through October 31, 2037 | Related Party
Operating Leased Assets [Line Items]
Option to extend lease, years	5 years
Period for extended lease	November 1, 2032 through October 31, 2037
Five-Year Option Lease From November 1, 2037 Through October 31, 2042 | Related Party
Operating Leased Assets [Line Items]
Option to extend lease, years	5 years
Period for extended lease	November 1, 2037 through October 31, 2042